Financial instruments (Tables)	12 Months Ended
Dec. 31, 2015
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	89	0	–		89
Interest-bearing deposits with banks	0	2	0	–		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	83,407	158	–		83,565
Debt	811	493	0	–		1,304
of which corporates	0	261	0	–		261
Equity	27,141	66	0	–		27,207
Securities received as collateral	27,952	559	0	–		28,511
Debt	27,932	48,046	4,564	–		80,542
of which foreign governments	27,710	3,737	285	–		31,732
of which corporates	13	15,761	1,746	–		17,520
of which RMBS	0	22,302	814	–		23,116
of which CMBS	0	3,924	215	–		4,139
of which CDO	0	2,317	1,298	–		3,615
Equity	64,252	5,222	1,487	–		70,961
Derivatives	2,625	265,014	4,831	(244,105)		28,365
of which interest rate products	657	167,173	791	–		–
of which foreign exchange products	104	59,740	383	–		–
of which equity/index-related products	1,857	19,803	936	–		–
of which credit derivatives	0	16,267	1,568	–		–
Other	2,034	4,569	4,266	–		10,869
Trading assets	96,843	322,851	15,148	(244,105)		190,737
Debt	1,538	1,318	148	–		3,004
of which foreign governments	1,322	94	0	–		1,416
of which corporates	0	285	0	–		285
of which RMBS	0	602	148	–		750
of which CMBS	0	259	0	–		259
Equity	2	84	0	–		86
Investment securities	1,540	1,402	148	–		3,090
Private equity	0	0	1,042	–		1,042
of which equity funds	0	0	437	–		437
Hedge funds	0	98	197	–		295
of which debt funds	0	68	192	–		260
Other equity investments	0	79	1,150	–		1,229
of which private	0	70	1,149	–		1,219
Life finance instruments	0	2	1,669	–		1,671
Other investments	0	179	4,058	–		4,237
Loans	0	11,870	8,950	–		20,820
of which commercial and industrial loans	0	5,811	5,735	–		11,546
of which financial institutions	0	4,102	1,729	–		5,831
Other intangible assets (mortgage servicing rights)	0	0	112	–		112
Other assets	687	19,002	7,087	(1,149)		25,627
of which loans held-for-sale	0	14,378	6,768	–		21,146
Total assets at fair value	127,022	439,361	35,661	(245,254)		356,790
Less other investments - equity at fair value attributable to noncontrolling interests	0	(18)	(583)	–		(601)
Less assets consolidated under ASU 2009-17 [2]	0	(9,212)	(3,558)	–		(12,770)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	127,022	430,131	31,520	(245,254)		343,419
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	482	0	–		482
Customer deposits	0	3,409	254	–		3,663
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	32,398	0	–		32,398
Debt	811	493	0	–		1,304
of which corporates	0	261	0	–		261
Equity	27,141	66	0	–		27,207
Obligation to return securities received as collateral	27,952	559	0	–		28,511
Debt	4,100	4,289	16	–		8,405
of which foreign governments	4,050	491	0	–		4,541
of which corporates	30	3,597	16	–		3,643
Equity	16,875	160	45	–		17,080
Derivatives	3,062	269,788	4,554	(253,918)		23,486
of which interest rate products	671	160,181	578	–		–
of which foreign exchange products	82	70,381	329	–		–
of which equity/index-related products	2,299	22,015	1,347	–		–
of which credit derivatives	0	15,522	1,757	–		–
Trading liabilities	24,037	274,237	4,615	(253,918)		48,971
Short-term borrowings	0	3,040	72	–		3,112
Long-term debt	0	66,808	14,123	–		80,931
of which treasury debt over two years	0	4,590	0	–		4,590
of which structured notes over one year and up to two years	0	6,396	364	–		6,760
of which structured notes over two years	0	38,066	9,924	–		47,990
of which other debt instruments over two years	0	1,435	638	–		2,073
of which other subordinated bonds	0	5,476	0	–		5,476
of which non-recourse liabilities	0	10,642	3,197	–		13,839
Other liabilities	0	10,224	2,491	(961)		11,754
of which failed sales	0	530	454	–		984
Total liabilities at fair value	51,989	391,157	21,555	(254,879)		209,822
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2014	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	304	0	–		304
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	104,206	77	–		104,283
Debt	121	781	0	–		902
of which corporates	0	745	0	–		745
Equity	25,908	44	0	–		25,952
Securities received as collateral	26,029	825	0	–		26,854
Debt	31,937	57,989	4,465	–		94,391
of which foreign governments	31,708	4,869	454	–		37,031
of which corporates	28	22,493	1,435	–		23,956
of which RMBS	0	22,150	612	–		22,762
of which CMBS	0	5,293	257	–		5,550
of which CDO	0	3,185	1,421	–		4,606
Equity	86,333	6,395	1,566	–		94,294
Derivatives	4,467	615,639	6,823	(588,917)		38,012
of which interest rate products	1,616	466,890	1,803	–		–
of which foreign exchange products	118	89,101	301	–		–
of which equity/index-related products	2,711	26,644	1,063	–		–
of which credit derivatives	0	24,451	2,569	–		–
Other	2,986	7,122	4,326	–		14,434
Trading assets	125,723	687,145	17,180	(588,917)		241,131
Debt	2,368	315	0	–		2,683
of which foreign governments	2,066	0	0	–		2,066
of which corporates	0	313	0	–		313
Equity	2	103	3	–		108
Investment securities	2,370	418	3	–		2,791
Private equity	0	0	1,286	–		1,286
of which equity funds	0	0	585	–		585
Hedge funds	0	219	314	–		533
of which debt funds	0	181	302	–		483
Other equity investments	77	75	1,849	–		2,001
of which private	0	70	1,850	–		1,920
Life finance instruments	0	0	1,834	–		1,834
Other investments	77	294	5,283	–		5,654
Loans	0	13,560	9,353	–		22,913
of which commercial and industrial loans	0	5,816	5,853	–		11,669
of which financial institutions	0	6,227	1,494	–		7,721
Other intangible assets (mortgage servicing rights)	0	0	70	–		70
Other assets	2,457	23,489	7,468	(1,094)		32,320
of which loans held-for-sale	0	16,107	6,851	–		22,958
Total assets at fair value	156,656	830,241	39,434	(590,011)		436,320
Less other investments - equity at fair value attributable to noncontrolling interests	(75)	(133)	(821)	–		(1,029)
Less assets consolidated under ASU 2009-17 [2]	0	(9,123)	(3,155)	–		(12,278)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	156,581	820,985	35,458	(590,011)		423,013
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2014	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	823	0	–		823
Customer deposits	0	3,161	100	–		3,261
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	54,732	0	–		54,732
Debt	121	781	0	–		902
of which corporates	0	745	0	–		745
Equity	25,908	44	0	–		25,952
Obligation to return securities received as collateral	26,029	825	0	–		26,854
Debt	11,678	4,914	1	–		16,593
of which foreign governments	11,530	757	0	–		12,287
of which corporates	21	3,917	1	–		3,939
Equity	19,060	122	2	–		19,184
Derivatives	4,594	619,787	6,414	(593,917)		36,878
of which interest rate products	1,585	458,894	1,202	–		–
of which foreign exchange products	234	101,461	560	–		–
of which equity/index-related products	2,744	26,746	1,466	–		–
of which credit derivatives	0	23,479	2,760	–		–
Trading liabilities	35,332	624,823	6,417	(593,917)		72,655
Short-term borrowings	0	3,766	95	–		3,861
Long-term debt	0	66,558	14,608	–		81,166
of which treasury debt over two years	0	8,616	0	–		8,616
of which structured notes over two years	0	31,083	10,267	–		41,350
of which non-recourse liabilities	0	10,126	2,952	–		13,078
Other liabilities	0	14,795	3,363	(1,220)		16,938
of which failed sales	0	652	616	–		1,268
Total liabilities at fair value	61,361	769,483	24,583	(595,137)		260,290
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
in	2015		2014
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	85	187	1,108	533
Equity	566	1,257	513	391
Derivatives	4,328	24	5,785	500
Trading assets	4,979	1,468	7,406	1,424
Liabilities (CHF million)
Debt	108	79	861	658
Equity	85	139	133	90
Derivatives	4,552	114	6,073	87
Trading liabilities	4,745	332	7,067	835

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues
2015	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	0	(41)	0	0	259	(141)	0		0	0		0	4	158
Securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Debt	4,465	1,591	(1,463)	2,950	(2,974)	0	0	(30)		221	0		0	(196)	4,564
of which corporates	1,435	823	(467)	1,281	(1,388)	0	0	(17)		189	0		0	(110)	1,746
of which RMBS	612	492	(615)	1,064	(772)	0	0	(6)		29	0		0	10	814
of which CMBS	257	127	(83)	207	(265)	0	0	(2)		(24)	0		0	(2)	215
of which CDO	1,421	72	(252)	379	(364)	0	0	(6)		51	0		0	(3)	1,298
Equity	1,566	749	(702)	1,228	(1,087)	0	0	(34)		(228)	0		0	(5)	1,487
Derivatives	6,823	2,310	(1,243)	0	0	1,493	(3,875)	11		(545)	0		0	(143)	4,831
of which interest rate products	1,803	53	(282)	0	0	304	(719)	6		(341)	0		0	(33)	791
of which equity/index-related products	1,063	530	(362)	0	0	366	(680)	10		32	0		0	(23)	936
of which credit derivatives	2,569	1,574	(599)	0	0	405	(1,776)	(5)		(547)	0		0	(53)	1,568
Other	4,326	1,157	(896)	4,085	(4,276)	0	(292)	(7)		182	0		0	(13)	4,266
Trading assets	17,180	5,807	(4,304)	8,263	(8,337)	1,493	(4,167)	(60)		(370)	0		0	(357)	15,148
Investment securities	3	8	(97)	320	(102)	0	(36)	6		39	0		0	7	148
Equity	3,449	1	(424)	240	(829)	0	0	0		(18)	70		59	(159)	2,389
Life finance instruments	1,834	0	0	201	(361)	0	0	0		(1)	0		0	(4)	1,669
Other investments	5,283	1	(424)	441	(1,190)	0	0	0		(19)	70		59	(163)	4,058
Loans	9,353	1,347	(1,153)	686	(1,055)	3,519	(3,371)	1		(207)	(4)		(14)	(152)	8,950
of which commercial and industrial loans	5,853	985	(365)	69	(687)	2,205	(2,072)	1		(85)	(4)		(14)	(151)	5,735
of which financial institutions	1,494	329	(266)	296	(213)	811	(639)	0		(85)	0		0	2	1,729
Other intangible assets (mortgage servicing rights)	70	0	0	18	0	0	0	0		9	0		14	1	112
Other assets	7,468	4,025	(3,937)	4,244	(3,691)	784	(1,309)	(8)		(208)	0		(5)	(276)	7,087
of which loans held-for-sale [2]	6,851	4,016	(3,841)	4,137	(3,410)	784	(1,309)	(13)		(178)	0		(3)	(266)	6,768
Total assets at fair value	39,434	11,188	(9,956)	13,976	(14,379)	6,055	(9,024)	(61)		(756)	66		54	(936)	35,661
Liabilities (CHF million)
Customer deposits	100	12	(16)	0	0	213	(28)	0		(18)	0		0	(9)	254
Obligation to return securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Trading liabilities	6,417	2,515	(1,891)	63	(57)	1,460	(3,098)	20		(697)	0		(18)	(99)	4,615
of which interest rate derivatives	1,202	109	(400)	0	0	140	(343)	13		(127)	0		0	(16)	578
of which foreign exchange derivatives	560	19	(36)	0	0	20	(76)	1		(151)	0		0	(8)	329
of which equity/index-related derivatives	1,466	297	(796)	0	0	689	(349)	48		3	0		0	(11)	1,347
of which credit derivatives	2,760	1,860	(628)	0	0	330	(2,098)	(43)		(362)	0		0	(62)	1,757
Short-term borrowings	95	98	(37)	0	0	371	(442)	(1)		(10)	0		0	(2)	72
Long-term debt	14,608	2,603	(4,819)	0	0	7,386	(4,874)	(16)		(801)	0		(5)	41	14,123
of which structured notes over two years	10,267	1,117	(3,293)	0	0	5,464	(3,104)	(7)		(566)	0		0	46	9,924
of which non-recourse liabilities	2,952	1,197	(902)	0	0	912	(807)	(3)		(148)	0		0	(4)	3,197
Other liabilities	3,363	249	(1,240)	184	(218)	10	(245)	11		18	8		408	(57)	2,491
of which failed sales	616	14	(18)	132	(127)	0	0	2		(160)	0		0	(5)	454
Total liabilities at fair value	24,583	5,477	(8,003)	251	(279)	9,440	(8,687)	14		(1,508)	8		385	(126)	21,555
Net assets/(liabilities) at fair value	14,851	5,711	(1,953)	13,725	(14,100)	(3,385)	(337)	(75)		752	58		(331)	(810)	14,106
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (308) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
2014	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	0	(151)	0	0	0	0	0		0	0		0	24	77
Debt	5,069	1,260	(3,018)	5,554	(5,435)	0	0	(60)		535	0		0	560	4,465
of which corporates	2,128	392	(756)	1,161	(2,004)	0	0	(68)		402	0		0	180	1,435
of which RMBS	436	625	(676)	732	(659)	0	0	11		81	0		0	62	612
of which CMBS	417	105	(392)	415	(282)	0	0	0		(58)	0		0	52	257
of which CDO	1,567	112	(697)	2,593	(2,402)	0	0	(8)		61	0		0	195	1,421
Equity	595	939	(469)	727	(554)	0	0	35		196	0		0	97	1,566
Derivatives	5,217	2,156	(1,168)	0	0	2,330	(3,334)	110		941	0		0	571	6,823
of which interest rate products	1,574	70	(40)	0	0	197	(574)	13		393	0		0	170	1,803
of which equity/index-related products	1,240	132	(534)	0	0	405	(417)	120		(26)	0		0	143	1,063
of which credit derivatives	1,138	1,891	(575)	0	0	536	(899)	(28)		379	0		0	127	2,569
Other	2,829	863	(878)	4,168	(3,288)	0	(201)	17		404	0		0	412	4,326
Trading assets	13,710	5,218	(5,533)	10,449	(9,277)	2,330	(3,535)	102		2,076	0		0	1,640	17,180
Investment securities	2	0	0	0	0	0	0	0		0	0		0	1	3
Equity	5,369	2	(22)	774	(3,551)	0	0	0		22	0		531	324	3,449
Life finance instruments	1,600	0	0	204	(333)	0	0	0		179	0		0	184	1,834
Other investments	6,969	2	(22)	978	(3,884)	0	0	0		201	0		531	508	5,283
Loans	7,998	500	(601)	1,024	(2,012)	4,878	(3,168)	3		(173)	0		(2)	906	9,353
of which commercial and industrial loans	5,309	253	(349)	368	(1,098)	3,346	(2,428)	1		(118)	0		(4)	573	5,853
of which financial institutions	1,322	156	(163)	16	(422)	943	(482)	0		(33)	0		5	152	1,494
Other intangible assets (mortgage servicing rights)	42	0	0	29	0	0	0	0		(7)	0		0	6	70
Other assets	6,159	3,165	(3,205)	7,852	(6,713)	845	(1,448)	165		(5)	0		0	653	7,468
of which loans held-for-sale	5,615	3,154	(3,174)	7,486	(6,382)	845	(1,448)	169		(2)	0		(1)	589	6,851
Total assets at fair value	35,084	8,885	(9,512)	20,332	(21,886)	8,053	(8,151)	270		2,092	0		529	3,738	39,434
Liabilities (CHF million)
Customer deposits	55	0	0	0	0	45	(19)	0		16	0		0	3	100
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	0	(127)	0	0	0	0	0		0	0		0	13	0
Trading liabilities	5,564	2,471	(1,655)	36	(39)	1,526	(2,778)	251		469	0		0	572	6,417
of which interest rate derivatives	1,129	56	(109)	0	0	72	(499)	1		429	0		0	123	1,202
of which foreign exchange derivatives	938	0	(2)	0	0	5	(239)	(4)		(205)	0		0	67	560
of which equity/index-related derivatives	1,896	478	(941)	0	0	656	(890)	273		(201)	0		0	195	1,466
of which credit derivatives	1,230	1,906	(587)	0	0	473	(885)	(16)		496	0		0	143	2,760
Short-term borrowings	165	67	(74)	0	0	382	(456)	(3)		0	0		0	14	95
Long-term debt	9,780	2,441	(3,475)	0	0	8,432	(3,870)	144		(338)	0		0	1,494	14,608
of which structured notes over two years	6,217	1,468	(1,931)	0	0	5,930	(2,027)	(6)		(406)	0		0	1,022	10,267
of which non-recourse liabilities	2,552	924	(1,007)	0	0	1,170	(1,153)	155		10	0		0	301	2,952
Other liabilities	2,861	121	(133)	530	(1,215)	649	(233)	11		114	3		361	294	3,363
of which failed sales	1,143	76	(50)	292	(949)	0	0	0		29	0		(2)	77	616
Total liabilities at fair value	18,539	5,100	(5,464)	566	(1,254)	11,034	(7,356)	403		261	3		361	2,390	24,583
Net assets/(liabilities) at fair value	16,545	3,785	(4,048)	19,766	(20,632)	(2,981)	(795)	(133)		1,831	(3)		168	1,348	14,851
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	2015				2014
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	677	(273)	404	[1]	1,698	165	1,863	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	80	13	93		(834)	18	(816)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 2015	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	Discounted cash flow	Funding spread, in bp	350	475	361
Debt	4,564
of which corporates	1,746
of which	240	Option model	Correlation, in %	(87)	99	17
of which	836	Market comparable	Price, in %	0	128	29
of which	285	Discounted cash flow	Credit spread, in bp	134	1,408	493
of which RMBS	814	Discounted cash flow	Discount rate, in %	1	36	8
			Prepayment rate, in %	0	27	9
			Default rate, in %	0	20	3
			Loss severity, in %	0	100	50
of which CMBS	215	Discounted cash flow	Capitalization rate, in %	7	8	7
			Discount rate, in %	0	23	8
			Prepayment rate, in %	0	16	3
			Default rate, in %	0	32	1
			Loss severity, in %	0	75	4
of which CDO	1,298
of which	66	Vendor price	Price, in %	0	100	96
of which	329	Discounted cash flow	Discount rate, in %	1	25	11
			Prepayment rate, in %	0	20	14
			Credit spread, in bp	293	336	309
			Default rate, in %	0	10	2
			Loss severity, in %	0	100	46
of which	807	Market comparable	Price, in %	214	214	214
Equity	1,487
of which	342	Option model	Volatility, in %	2	253	29
of which	471	Market comparable	EBITDA multiple	3	12	8
			Price, in %	0	202	96
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2015	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Derivatives	4,831
of which interest rate products	791	Option model		Correlation, in %		17		100		63
				Prepayment rate, in %		1		36		16
				Volatility skew, in %		(8)		0		(2)
				Mean reversion, in %	[2]	5		10		10
				Credit spread, in bp		130		1,687		330
of which equity/index-related products	936
of which	778	Option model		Correlation, in %		(87)		99		23
				Volatility, in %		0		253		26
of which	109	Market comparable		EBITDA multiple		4		10		7
				Price, in %		97		97		97
of which credit derivatives	1,568	Discounted cash flow		Credit spread, in bp		1		2,349		331
				Recovery rate, in %		0		60		23
				Discount rate, in %		2		50		19
				Default rate, in %		1		35		6
				Loss severity, in %		15		100		64
				Correlation, in %		43		97		85
				Prepayment rate, in %		0		12		4
				Funding spread, in bp		61		68		67
Other	4,266
of which	2,859	Market comparable		Price, in %		0		106		45
of which	865	Discounted cash flow		Market implied life expectancy, in years		3		18		8
Trading assets	15,148
Investment securities	148	–		–		–		–		–
Private equity	1,042	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Hedge funds	197	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Other equity investments	1,150	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Life finance instruments	1,669	Discounted cash flow		Market implied life expectancy, in years		2		20		8
Other investments	4,058
Loans	8,950
of which commercial and industrial loans	5,735
of which	3,799	Discounted cash flow		Credit spread, in bp		70		2,528		474
of which	1,146	Market comparable		Price, in %		0		106		65
of which financial institutions	1,729
of which	1,451	Discounted cash flow		Credit spread, in bp		84		826		359
of which	109	Market comparable		Price, in %		0		100		98
Other intangible assets (mortgage servicing rights)	112	–		–		–		–		–
Other assets	7,087
of which loans held-for-sale	6,768
of which	3,594	Vendor price		Price, in %		0		101		97
of which	722	Discounted cash flow		Credit spread, in bp		99		3,220		515
				Recovery rate, in %		1		1		1
of which	2,251	Market comparable		Price, in %		0		104		76
Total level 3 assets at fair value	35,661
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.
Quantitative information about level 3 assets at fair value (continued)
end of 2014	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	Discounted cash flow	Funding spread, in bp		350	350	350
Debt	4,465
of which corporates	1,435
of which	201	Option model	Correlation, in %		(88)	97	17
			Buyback probability, in %	[2]	50	100	68
of which	180	Market comparable	Price, in %		0	124	67
of which	1,051	Discounted cash flow	Credit spread, in bp		9	1,644	361
of which RMBS	612	Discounted cash flow	Discount rate, in %		1	31	9
			Prepayment rate, in %		0	29	8
			Default rate, in %		1	19	3
			Loss severity, in %		0	100	50
of which CMBS	257	Discounted cash flow	Capitalization rate, in %		7	10	8
			Discount rate, in %		0	28	9
			Prepayment rate, in %		0	20	12
			Default rate, in %		0	21	1
			Loss severity, in %		0	35	3
of which CDO	1,421
of which	89	Vendor price	Price, in %		0	100	95
of which	286	Discounted cash flow	Discount rate, in %		3	23	7
			Prepayment rate, in %		0	20	17
			Default rate, in %		0	7	2
			Loss severity, in %		3	100	35
of which	837	Market comparable	Price, in %		93	196	191
Equity	1,566
of which	765	Market comparable	EBITDA multiple		3	13	9
			Price, in %		1	163	51
of which	26	Discounted cash flow	Capitalization rate, in %		7	7	7
			Discount rate, in %		15	15	15
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.
Quantitative information about level 3 assets at fair value (continued)
end of 2014	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Derivatives	6,823
of which interest rate products	1,803	Option model		Correlation, in %		9		100		76
				Prepayment rate, in %		0		33		24
				Volatility skew, in %		(9)		3		(1)
				Mean reversion, in %	[2]	5		10		10
				Credit spread, in bp		229		1,218		1,046
of which equity/index-related products	1,063	Option model		Correlation, in %		(88)		97		8
				Volatility, in %		0		276		27
of which credit derivatives	2,569	Discounted cash flow		Credit spread, in bp		1		6,087		614
				Recovery rate, in %		0		75		20
				Discount rate, in %		1		38		18
				Default rate, in %		1		43		7
				Loss severity, in %		10		100		65
				Correlation, in %		46		97		83
				Prepayment rate, in %		0		9		4
				Funding spread, in bp		51		106		80
Other	4,326
of which	3,493	Market comparable		Price, in %		0		104		50
of which	770	Discounted cash flow		Market implied life expectancy, in years		3		20		9
Trading assets	17,180
Investment securities	3	–		–		–		–		–
Private equity	1,286	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Hedge funds	314	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Other equity investments	1,849
of which private	1,850
of which	337	Discounted cash flow		Contingent probability, in %		69		69		69
of which	1,051	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Life finance instruments	1,834	Discounted cash flow		Market implied life expectancy, in years		2		21		8
Other investments	5,283
Loans	9,353
of which commercial and industrial loans	5,853
of which	5,011	Discounted cash flow		Credit spread, in bp		34		2,528		462
				Recovery rate, in %		0		100		68
of which	650	Market comparable		Price, in %		0		100		82
of which financial institutions	1,494	Discounted cash flow		Credit spread, in bp		60		813		304
Other intangible assets (mortgage servicing rights)	70	–		–		–		–		–
Other assets	7,468
of which loans held-for-sale	6,851
of which	2,654	Vendor price		Price, in %		0		109		99
of which	1,321	Discounted cash flow		Credit spread, in bp		146		2,047		334
				Recovery rate, in %		1		39		30
of which	2,430	Market comparable		Price, in %		0		100		67
Total level 3 assets at fair value	39,434
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.
Quantitative information about level 3 liabilities at fair value
end of 2015	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	254	–	–		–	–	–
Trading liabilities	4,615
of which interest rate derivatives	578	Option model	Basis spread, in bp		(7)	53	25
			Correlation, in %		17	100	75
			Mean reversion, in %	[2]	5	10	8
			Prepayment rate, in %		0	36	9
			Gap risk, in %	[3]	20	20	20
			Funding spread, in bp		218	218	218
of which foreign exchange derivatives	329	Option model	Correlation, in %		(10)	70	54
			Prepayment rate, in %		24	36	30
of which equity/index-related derivatives	1,347	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	26
			Buyback probability, in %	[4]	50	100	59
of which credit derivatives	1,757	Discounted cash flow	Credit spread, in bp		1	1,687	275
			Discount rate, in %		2	50	19
			Default rate, in %		1	33	5
			Recovery rate, in %		8	60	27
			Loss severity, in %		15	100	64
			Correlation, in %		17	95	80
			Funding spread, in bp		51	68	68
			Prepayment rate, in %		0	12	5
Short-term borrowings	72	–	–		–	–	–
Long-term debt	14,123
of which structured notes over two years	9,924	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	28
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	3	1
			Credit spread, in bp		153	182	177
of which non-recourse liabilities	3,197
of which	3,183	Vendor price	Price, in %		0	101	97
of which	14	Market comparable	Price, in %		0	87	9
Other liabilities	2,491
of which failed sales	454
of which	379	Market comparable	Price, in %		0	106	90
of which	68	Discounted cash flow	Credit spread, in bp		571	1,687	1,425
			Discount rate, in %		7	23	15
Total level 3 liabilities at fair value	21,555
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2014	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	100	–	–		–	–	–
Trading liabilities	6,417
of which interest rate derivatives	1,202	Option model	Basis spread, in bp		(11)	85	44
			Correlation, in %		9	100	78
			Mean reversion, in %	[2]	5	10	9
			Prepayment rate, in %		0	33	21
			Gap risk, in %	[3]	20	20	20
of which foreign exchange derivatives	560	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		22	33	28
of which equity/index-related derivatives	1,466	Option model	Correlation, in %		(88)	97	17
			Skew, in %		44	260	110
			Volatility, in %		1	276	27
			Buyback probability, in %	[4]	50	100	68
of which credit derivatives	2,760	Discounted cash flow	Credit spread, in bp		1	6,087	508
			Discount rate, in %		2	34	17
			Default rate, in %		1	43	7
			Recovery rate, in %		0	75	28
			Loss severity, in %		10	100	65
			Correlation, in %		9	94	57
			Funding spread, in bp		51	82	64
			Prepayment rate, in %		0	12	4
Short-term borrowings	95	–	–		–	–	–
Long-term debt	14,608
of which structured notes over two years	10,267
of which	8,002	Option model	Correlation, in %		(88)	99	18
			Volatility, in %		4	276	30
			Buyback probability, in %	[4]	50	100	68
			Gap risk, in %	[3]	0	3	0
of which	515	Discounted cash flow	Credit spread, in bp		228	597	455
of which non-recourse liabilities	2,952
of which	2,766	Vendor price	Price, in %		0	109	99
of which	90	Market comparable	Price, in %		0	100	7
Other liabilities	3,363
of which failed sales	616
of which	450	Market comparable	Price, in %		0	103	63
of which	124	Discounted cash flow	Credit spread, in bp		852	1,286	912
			Recovery rate, in %		39	39	39
Total level 3 liabilities at fair value	24,583
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of	2015							2014
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	2		0		2	0		7		106		113	0
Equity funds	79		1,606	[1]	1,685	0		102		1,842	[2]	1,944	0
Equity funds sold short	0		(6)		(6)	0		0		(42)		(42)	0
Total funds held in trading assets and liabilities	81		1,600		1,681	0		109		1,906		2,015	0
Debt funds	184		76		260	1		296		187		483	1
Equity funds	0		0		0	0		0		0		0	0
Others	0		35		35	0		0		50		50	0
Hedge funds	184		111	[3]	295	1		296		237	[4]	533	1
Debt funds	11		0		11	17		17		0		17	15
Equity funds	437		0		437	115		585		0		585	123
Real estate funds	282		0		282	76		302		0		302	98
Others	312		0		312	141		382		0		382	158
Private equities	1,042		0		1,042	349		1,286		0		1,286	394
Equity method investments [5]	660		196		856	100		1,196		157		1,353	220
Total funds held in other investments [5]	1,886		307		2,193	450		2,778		394		3,172	615
Total fair value [5]	1,967	[6]	1,907	[7]	3,874	450	[8]	2,887	[6]	2,300	[7]	5,187	615	[8]
1
40% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 31% is redeemable on an annual basis with a notice period of more than 60 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 6% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

2
42% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 28% is redeemable on an annual basis with a notice period of more than 60 days, 16% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 14% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

3
87% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, 5% is redeemable on an annual basis with a notice period of more than 60 days, and 3% is redeemable on a monthly basis with a notice period of more than 30 days.

4
87% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, and 11% is redeemable on an annual basis with a notice period of more than 60 days.

5 Prior period has been corrected.
6 Includes CHF 464 million and CHF 612 million attributable to noncontrolling interests in 2015 and 2014, respectively.
7 Includes CHF 9 million and CHF 138 million attributable to noncontrolling interests in 2015 and 2014, respectively.
8 Includes CHF 176 million and CHF 185 million attributable to noncontrolling interests in 2015 and 2014, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes
end of	2015	2014
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	1.4
of which level 2	0.1	1.2
of which level 3	0.0	0.2

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2015			2014
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,628	5,019	(3,391)	1,147	3,816	(2,669)
Financial instruments (CHF million)
Interest-bearing deposits with banks	2	2	0	0	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,565	83,397	168	104,283	104,027	256
Loans	20,820	22,289	(1,469)	22,913	23,782	(869)
Other assets [1]	23,906	30,308	(6,402)	26,088	33,091	(7,003)
Due to banks and customer deposits	(913)	(826)	(87)	(914)	(873)	(41)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(32,398)	(32,381)	(17)	(54,732)	(54,661)	(71)
Short-term borrowings	(3,112)	(3,263)	151	(3,861)	(3,918)	57
Long-term debt	(80,931)	(85,335)	4,404	(81,166)	(81,322)	156
Other liabilities	(984)	(2,619)	1,635	(1,268)	(2,767)	1,499
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	2015		2014		2013
	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	2	[1]	8	[1]	10	[1]
of which related to credit risk	(1)		(2)		(3)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,279	[1]	913	[1]	1,143	[1]
Other investments	242	[3]	370	[3]	126	[3]
of which related to credit risk	0		5		11
Loans	439	[1]	10	[2]	1,470	[1]
of which related to credit risk	(236)		(151)		26
Other assets	111	[1]	1,302	[1]	2,058	[1]
of which related to credit risk	(511)		387		604
Due to banks and customer deposits	4	[2]	(59)	[2]	0
of which related to credit risk	19		(17)		(5)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	55	[2]	205	[2]	(67)	[1]
Short-term borrowings	439	[2]	152	[2]	(256)	[2]
Long-term debt	5,317	[2]	858	[2]	(2,759)	[2]
of which related to credit risk [4]	207		599		(384)
Other liabilities	316	[3]	(169)	[2]	441	[2]
of which related to credit risk	(93)		(156)		112
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (108) million and CHF 261 million in 2015, respectively, CHF 336 million and CHF 261 million in 2014, respectively, and CHF (268) million and CHF (111) million in 2013, respectively.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2015 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	39,485	0	39,485	0	39,485
Loans	248,326	0	250,639	6,150	256,789
Other financial assets [1]	148,491	92,547	54,359	1,893	148,799
Financial liabilities
Due to banks and deposits	359,614	206,475	153,545	0	360,020
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	14,200	0	14,401	0	14,401
Short-term borrowings	5,546	0	5,545	0	5,545
Long-term debt	116,676	0	117,321	778	118,099
Other financial liabilities [2]	63,921	32	63,440	578	64,050
2014 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	58,925	0	58,925	0	58,925
Loans	245,866	0	248,969	3,678	252,647
Other financial assets [1]	148,473	80,520	66,714	1,579	148,813
Financial liabilities
Due to banks and deposits	390,984	217,482	173,501	0	390,983
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	15,387	0	15,387	0	15,387
Short-term borrowings	22,061	0	22,064	0	22,064
Long-term debt	96,732	0	97,105	1,201	98,306
Other financial liabilities [2]	85,066	15	84,336	586	84,937
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	89	0	–		89
Interest-bearing deposits with banks	0	2	0	–		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	83,407	158	–		83,565
Debt	811	493	0	–		1,304
of which corporates	0	261	0	–		261
Equity	27,141	66	0	–		27,207
Securities received as collateral	27,952	559	0	–		28,511
Debt	27,932	48,050	4,564	–		80,546
of which foreign governments	27,710	3,737	285	–		31,732
of which corporates	13	15,765	1,746	–		17,524
of which RMBS	0	22,302	814	–		23,116
of which CMBS	0	3,924	215	–		4,139
of which CDO	0	2,317	1,298	–		3,615
Equity	64,393	5,222	1,487	–		71,102
Derivatives	2,625	265,362	4,831	(244,239)		28,579
of which interest rate products	657	167,269	791	–		–
of which foreign exchange products	104	59,742	383	–		–
of which equity/index-related products	1,857	20,053	936	–		–
of which credit derivatives	0	16,267	1,568	–		–
Other	2,034	4,569	4,266	–		10,869
Trading assets	96,984	323,203	15,148	(244,239)		191,096
Debt	1,322	1,142	148	–		2,612
of which foreign governments	1,322	0	0	–		1,322
of which corporates	0	281	0	–		281
of which RMBS	0	602	148	–		750
of which CMBS	0	259	0	–		259
Equity	2	84	0	–		86
Investment securities	1,324	1,226	148	–		2,698
Private equity	0	0	1,033	–		1,033
of which equity funds	0	0	428	–		428
Hedge funds	0	98	197	–		295
of which debt funds	0	68	192	–		260
Other equity investments	0	79	1,149	–		1,228
of which private	0	70	1,149	–		1,219
Life finance instruments	0	2	1,669	–		1,671
Other investments	0	179	4,048	–		4,227
Loans	0	11,870	8,950	–		20,820
of which commercial and industrial loans	0	5,811	5,735	–		11,546
of which financial institutions	0	4,102	1,729	–		5,831
Other intangible assets (mortgage servicing rights)	0	0	112	–		112
Other assets	687	18,863	7,087	(1,011)		25,626
of which loans held-for-sale	0	14,378	6,768	–		21,146
Total assets at fair value	126,947	439,398	35,651	(245,250)		356,746
Less other investments - equity at fair value attributable to noncontrolling interests	0	(18)	(583)	–		(601)
Less assets consolidated under ASU 2009-17 [2]	0	(9,212)	(3,558)	–		(12,770)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	126,947	430,168	31,510	(245,250)		343,375
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	490	0	–		490
Customer deposits	0	3,402	254	–		3,656
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	32,398	0	–		32,398
Debt	811	493	0	–		1,304
of which corporates	0	261	0	–		261
Equity	27,141	66	0	–		27,207
Obligation to return securities received as collateral	27,952	559	0	–		28,511
Debt	4,100	4,289	16	–		8,405
of which foreign governments	4,050	491	0	–		4,541
of which corporates	30	3,597	16	–		3,643
Equity	16,899	160	45	–		17,104
Derivatives	3,062	270,135	4,554	(254,206)		23,545
of which interest rate products	671	160,026	578	–		–
of which foreign exchange products	82	70,382	329	–		–
of which equity/index-related products	2,299	22,515	1,347	–		–
of which credit derivatives	0	15,522	1,757	–		–
Trading liabilities	24,061	274,584	4,615	(254,206)		49,054
Short-term borrowings	0	3,040	72	–		3,112
Long-term debt	0	65,879	14,123	–		80,002
of which treasury debt over two years	0	4,590	0	–		4,590
of which structured notes over one year and up to two years	0	6,396	364	–		6,760
of which structured notes over two years	0	38,066	9,924	–		47,990
of which other debt instruments over two years	0	1,435	638	–		2,073
of which other subordinated bonds	0	4,547	0	–		4,547
of which non-recourse liabilities	0	10,642	3,197	–		13,839
Other liabilities	0	9,999	2,483	(737)		11,745
of which failed sales	0	530	454	–		984
Total liabilities at fair value	52,013	390,351	21,547	(254,943)		208,968
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2014	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	304	0	–		304
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	104,206	77	–		104,283
Debt	121	781	0	–		902
of which corporates	0	745	0	–		745
Equity	25,908	44	0	–		25,952
Securities received as collateral	26,029	825	0	–		26,854
Debt	31,937	58,003	4,465	–		94,405
of which foreign governments	31,708	4,869	454	–		37,031
of which corporates	28	22,507	1,435	–		23,970
of which RMBS	0	22,150	612	–		22,762
of which CMBS	0	5,293	257	–		5,550
of which CDO	0	3,185	1,421	–		4,606
Equity	86,532	6,395	1,566	–		94,493
Derivatives	4,467	616,012	6,823	(589,323)		37,979
of which interest rate products	1,616	467,002	1,803	–		–
of which foreign exchange products	118	89,102	301	–		–
of which equity/index-related products	2,711	26,904	1,063	–		–
of which credit derivatives	0	24,451	2,569	–		–
Other	2,987	7,123	4,326	–		14,436
Trading assets	125,923	687,533	17,180	(589,323)		241,313
Debt	1,962	309	0	–		2,271
of which foreign governments	1,962	0	0	–		1,962
of which corporates	0	309	0	–		309
Equity	2	103	3	–		108
Investment securities	1,964	412	3	–		2,379
Private equity	0	0	1,268	–		1,268
of which equity funds	0	0	567	–		567
Hedge funds	0	219	314	–		533
of which debt funds	0	181	302	–		483
Other equity investments	77	75	1,855	–		2,007
of which private	0	70	1,855	–		1,925
Life finance instruments	0	0	1,834	–		1,834
Other investments	77	294	5,271	–		5,642
Loans	0	13,560	9,353	–		22,913
of which commercial and industrial loans	0	5,816	5,853	–		11,669
of which financial institutions	0	6,227	1,494	–		7,721
Other intangible assets (mortgage servicing rights)	0	0	70	–		70
Other assets	2,457	23,371	7,468	(975)		32,321
of which loans held-for-sale	0	16,107	6,851	–		22,958
Total assets at fair value	156,450	830,505	39,422	(590,298)		436,079
Less other investments - equity at fair value attributable to noncontrolling interests	(75)	(133)	(821)	–		(1,029)
Less assets consolidated under ASU 2009-17 [2]	0	(9,123)	(3,155)	–		(12,278)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	156,375	821,249	35,446	(590,298)		422,772
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2014	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	832	0	–		832
Customer deposits	0	3,151	100	–		3,251
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	54,732	0	–		54,732
Debt	121	781	0	–		902
of which corporates	0	745	0	–		745
Equity	25,908	44	0	–		25,952
Obligation to return securities received as collateral	26,029	825	0	–		26,854
Debt	11,678	4,914	1	–		16,593
of which foreign governments	11,530	757	0	–		12,287
of which corporates	21	3,917	1	–		3,939
Equity	19,075	122	2	–		19,199
Derivatives	4,594	620,144	6,414	(594,277)		36,875
of which interest rate products	1,585	458,730	1,202	–		–
of which foreign exchange products	234	101,461	560	–		–
of which equity/index-related products	2,744	27,266	1,466	–		–
of which credit derivatives	0	23,479	2,760	–		–
Trading liabilities	35,347	625,180	6,417	(594,277)		72,667
Short-term borrowings	0	3,766	95	–		3,861
Long-term debt	0	65,652	14,608	–		80,260
of which treasury debt over two years	0	8,616	0	–		8,616
of which structured notes over two years	0	31,083	10,267	–		41,350
of which non-recourse liabilities	0	10,126	2,952	–		13,078
Other liabilities	0	14,601	3,358	(1,026)		16,933
of which failed sales	0	652	616	–		1,268
Total liabilities at fair value	61,376	768,739	24,578	(595,303)		259,390
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
in	2015		2014
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	85	187	1,108	533
Equity	566	1,257	513	391
Derivatives	4,328	24	5,785	500
Trading assets	4,979	1,468	7,406	1,424
Liabilities (CHF million)
Debt	108	79	861	658
Equity	85	139	133	90
Derivatives	4,552	114	6,073	87
Trading liabilities	4,745	332	7,067	835

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues
2015	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	0	(41)	0	0	259	(141)	0		0	0		0	4	158
Securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Debt	4,465	1,591	(1,463)	2,950	(2,974)	0	0	(30)		221	0		0	(196)	4,564
of which corporates	1,435	823	(467)	1,281	(1,388)	0	0	(17)		189	0		0	(110)	1,746
of which RMBS	612	492	(615)	1,064	(772)	0	0	(6)		29	0		0	10	814
of which CMBS	257	127	(83)	207	(265)	0	0	(2)		(24)	0		0	(2)	215
of which CDO	1,421	72	(252)	379	(364)	0	0	(6)		51	0		0	(3)	1,298
Equity	1,566	749	(702)	1,228	(1,087)	0	0	(34)		(228)	0		0	(5)	1,487
Derivatives	6,823	2,310	(1,243)	0	0	1,493	(3,875)	11		(545)	0		0	(143)	4,831
of which interest rate products	1,803	53	(282)	0	0	304	(719)	6		(341)	0		0	(33)	791
of which equity/index-related products	1,063	530	(362)	0	0	366	(680)	10		32	0		0	(23)	936
of which credit derivatives	2,569	1,574	(599)	0	0	405	(1,776)	(5)		(547)	0		0	(53)	1,568
Other	4,326	1,157	(896)	4,085	(4,276)	0	(292)	(7)		182	0		0	(13)	4,266
Trading assets	17,180	5,807	(4,304)	8,263	(8,337)	1,493	(4,167)	(60)		(370)	0		0	(357)	15,148
Investment securities	3	8	(97)	320	(102)	0	(36)	6		39	0		0	7	148
Equity	3,437	1	(424)	200	(786)	0	0	0		(18)	70		57	(158)	2,379
Life finance instruments	1,834	0	0	201	(361)	0	0	0		(1)	0		0	(4)	1,669
Other investments	5,271	1	(424)	401	(1,147)	0	0	0		(19)	70		57	(162)	4,048
Loans	9,353	1,347	(1,153)	686	(1,055)	3,519	(3,371)	1		(207)	(4)		(14)	(152)	8,950
of which commercial and industrial loans	5,853	985	(365)	69	(687)	2,205	(2,072)	1		(85)	(4)		(14)	(151)	5,735
of which financial institutions	1,494	329	(266)	296	(213)	811	(639)	0		(85)	0		0	2	1,729
Other intangible assets (mortgage servicing rights)	70	0	0	18	0	0	0	0		9	0		14	1	112
Other assets	7,468	4,025	(3,937)	4,244	(3,691)	784	(1,309)	(8)		(208)	0		(5)	(276)	7,087
of which loans held-for-sale [2]	6,851	4,016	(3,841)	4,137	(3,410)	784	(1,309)	(13)		(178)	0		(3)	(266)	6,768
Total assets at fair value	39,422	11,188	(9,956)	13,936	(14,336)	6,055	(9,024)	(61)		(756)	66		52	(935)	35,651
Liabilities (CHF million)
Customer deposits	100	12	(16)	0	0	213	(28)	0		(18)	0		0	(9)	254
Obligation to return securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Trading liabilities	6,417	2,515	(1,891)	63	(57)	1,460	(3,098)	20		(697)	0		(18)	(99)	4,615
of which interest rate derivatives	1,202	109	(400)	0	0	140	(343)	13		(127)	0		0	(16)	578
of which foreign exchange derivatives	560	19	(36)	0	0	20	(76)	1		(151)	0		0	(8)	329
of which equity/index-related derivatives	1,466	297	(796)	0	0	689	(349)	48		3	0		0	(11)	1,347
of which credit derivatives	2,760	1,860	(628)	0	0	330	(2,098)	(43)		(362)	0		0	(62)	1,757
Short-term borrowings	95	98	(37)	0	0	371	(442)	(1)		(10)	0		0	(2)	72
Long-term debt	14,608	2,603	(4,819)	0	0	7,386	(4,874)	(16)		(801)	0		(5)	41	14,123
of which structured notes over two years	10,267	1,117	(3,293)	0	0	5,464	(3,104)	(7)		(566)	0		0	46	9,924
of which non-recourse liabilities	2,952	1,197	(902)	0	0	912	(807)	(3)		(148)	0		0	(4)	3,197
Other liabilities	3,358	249	(1,238)	184	(218)	10	(244)	11		18	8		403	(58)	2,483
of which failed sales	616	14	(18)	132	(127)	0	0	2		(160)	0		0	(5)	454
Total liabilities at fair value	24,578	5,477	(8,001)	251	(279)	9,440	(8,686)	14		(1,508)	8		380	(127)	21,547
Net assets/(liabilities) at fair value	14,844	5,711	(1,955)	13,685	(14,057)	(3,385)	(338)	(75)		752	58		(328)	(808)	14,104
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (308) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
2014	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	0	(151)	0	0	0	0	0		0	0		0	24	77
Debt	5,069	1,260	(3,018)	5,554	(5,435)	0	0	(60)		535	0		0	560	4,465
of which corporates	2,128	392	(756)	1,161	(2,004)	0	0	(68)		402	0		0	180	1,435
of which RMBS	436	625	(676)	732	(659)	0	0	11		81	0		0	62	612
of which CMBS	417	105	(392)	415	(282)	0	0	0		(58)	0		0	52	257
of which CDO	1,567	112	(697)	2,593	(2,402)	0	0	(8)		61	0		0	195	1,421
Equity	595	939	(469)	727	(554)	0	0	35		196	0		0	97	1,566
Derivatives	5,217	2,156	(1,168)	0	0	2,330	(3,334)	110		941	0		0	571	6,823
of which interest rate products	1,574	70	(40)	0	0	197	(574)	13		393	0		0	170	1,803
of which equity/index-related products	1,240	132	(534)	0	0	405	(417)	120		(26)	0		0	143	1,063
of which credit derivatives	1,138	1,891	(575)	0	0	536	(899)	(28)		379	0		0	127	2,569
Other	2,829	863	(878)	4,168	(3,288)	0	(201)	17		404	0		0	412	4,326
Trading assets	13,710	5,218	(5,533)	10,449	(9,277)	2,330	(3,535)	102		2,076	0		0	1,640	17,180
Investment securities	2	0	0	0	0	0	0	0		0	0		0	1	3
Equity	5,363	2	(22)	727	(3,512)	0	0	0		22	0		534	323	3,437
Life finance instruments	1,600	0	0	204	(333)	0	0	0		179	0		0	184	1,834
Other investments	6,963	2	(22)	931	(3,845)	0	0	0		201	0		534	507	5,271
Loans	7,998	500	(601)	1,024	(2,012)	4,878	(3,168)	3		(173)	0		(2)	906	9,353
of which commercial and industrial loans	5,309	253	(349)	368	(1,098)	3,346	(2,428)	1		(118)	0		(4)	573	5,853
of which financial institutions	1,322	156	(163)	16	(422)	943	(482)	0		(33)	0		5	152	1,494
Other intangible assets (mortgage servicing rights)	42	0	0	29	0	0	0	0		(7)	0		0	6	70
Other assets	6,159	3,165	(3,205)	7,852	(6,713)	845	(1,448)	165		(5)	0		0	653	7,468
of which loans held-for-sale	5,615	3,154	(3,174)	7,486	(6,382)	845	(1,448)	169		(2)	0		(1)	589	6,851
Total assets at fair value	35,078	8,885	(9,512)	20,285	(21,847)	8,053	(8,151)	270		2,092	0		532	3,737	39,422
Liabilities (CHF million)
Customer deposits	55	0	0	0	0	45	(19)	0		16	0		0	3	100
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	0	(127)	0	0	0	0	0		0	0		0	13	0
Trading liabilities	5,564	2,471	(1,655)	36	(39)	1,526	(2,778)	251		469	0		0	572	6,417
of which interest rate derivatives	1,129	56	(109)	0	0	72	(499)	1		429	0		0	123	1,202
of which foreign exchange derivatives	938	0	(2)	0	0	5	(239)	(4)		(205)	0		0	67	560
of which equity/index-related derivatives	1,896	478	(941)	0	0	656	(890)	273		(201)	0		0	195	1,466
of which credit derivatives	1,230	1,906	(587)	0	0	473	(885)	(16)		496	0		0	143	2,760
Short-term borrowings	165	67	(74)	0	0	382	(456)	(3)		0	0		0	14	95
Long-term debt	9,780	2,441	(3,475)	0	0	8,432	(3,870)	144		(338)	0		0	1,494	14,608
of which structured notes over two years	6,217	1,468	(1,931)	0	0	5,930	(2,027)	(6)		(406)	0		0	1,022	10,267
of which non-recourse liabilities	2,552	924	(1,007)	0	0	1,170	(1,153)	155		10	0		0	301	2,952
Other liabilities	2,859	121	(133)	530	(1,215)	647	(233)	11		114	3		359	295	3,358
of which failed sales	1,143	76	(50)	292	(949)	0	0	0		29	0		(2)	77	616
Total liabilities at fair value	18,537	5,100	(5,464)	566	(1,254)	11,032	(7,356)	403		261	3		359	2,391	24,578
Net assets/(liabilities) at fair value	16,541	3,785	(4,048)	19,719	(20,593)	(2,979)	(795)	(133)		1,831	(3)		173	1,346	14,844
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	2015				2014
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	677	(270)	407	[1]	1,698	170	1,868	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	80	7	87		(834)	23	(811)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 2015	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	Discounted cash flow	Funding spread, in bp	350	475	361
Debt	4,564
of which corporates	1,746
of which	240	Option model	Correlation, in %	(87)	99	17
of which	836	Market comparable	Price, in %	0	128	29
of which	285	Discounted cash flow	Credit spread, in bp	134	1,408	493
of which RMBS	814	Discounted cash flow	Discount rate, in %	1	36	8
			Prepayment rate, in %	0	27	9
			Default rate, in %	0	20	3
			Loss severity, in %	0	100	50
of which CMBS	215	Discounted cash flow	Capitalization rate, in %	7	8	7
			Discount rate, in %	0	23	8
			Prepayment rate, in %	0	16	3
			Default rate, in %	0	32	1
			Loss severity, in %	0	75	4
of which CDO	1,298
of which	66	Vendor price	Price, in %	0	100	96
of which	329	Discounted cash flow	Discount rate, in %	1	25	11
			Prepayment rate, in %	0	20	14
			Credit spread, in bp	293	336	309
			Default rate, in %	0	10	2
			Loss severity, in %	0	100	46
of which	807	Market comparable	Price, in %	214	214	214
Equity	1,487
of which	342	Option model	Volatility, in %	2	253	29
of which	471	Market comparable	EBITDA multiple	3	12	8
			Price, in %	0	202	96
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2015	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Derivatives	4,831
of which interest rate products	791	Option model		Correlation, in %		17		100		63
				Prepayment rate, in %		1		36		16
				Volatility skew, in %		(8)		0		(2)
				Mean reversion, in %	[2]	5		10		10
				Credit spread, in bp		130		1,687		330
of which equity/index-related products	936
of which	778	Option model		Correlation, in %		(87)		99		23
				Volatility, in %		0		253		26
of which	109	Market comparable		EBITDA multiple		4		10		7
				Price, in %		97		97		97
of which credit derivatives	1,568	Discounted cash flow		Credit spread, in bp		1		2,349		331
				Recovery rate, in %		0		60		23
				Discount rate, in %		2		50		19
				Default rate, in %		1		35		6
				Loss severity, in %		15		100		64
				Correlation, in %		43		97		85
				Prepayment rate, in %		0		12		4
				Funding spread, in bp		61		68		67
Other	4,266
of which	2,859	Market comparable		Price, in %		0		106		45
of which	865	Discounted cash flow		Market implied life expectancy, in years		3		18		8
Trading assets	15,148
Investment securities	148	–		–		–		–		–
Private equity	1,033	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Hedge funds	197	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Other equity investments	1,149	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Life finance instruments	1,669	Discounted cash flow		Market implied life expectancy, in years		2		20		8
Other investments	4,048
Loans	8,950
of which commercial and industrial loans	5,735
of which	3,799	Discounted cash flow		Credit spread, in bp		70		2,528		474
of which	1,146	Market comparable		Price, in %		0		106		65
of which financial institutions	1,729
of which	1,451	Discounted cash flow		Credit spread, in bp		84		826		359
of which	109	Market comparable		Price, in %		0		100		98
Other intangible assets (mortgage servicing rights)	112	–		–		–		–		–
Other assets	7,087
of which loans held-for-sale	6,768
of which	3,594	Vendor price		Price, in %		0		101		97
of which	722	Discounted cash flow		Credit spread, in bp		99		3,220		515
				Recovery rate, in %		1		1		1
of which	2,251	Market comparable		Price, in %		0		104		76
Total level 3 assets at fair value	35,651
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.
Quantitative information about level 3 assets at fair value (continued)
end of 2014	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	Discounted cash flow	Funding spread, in bp		350	350	350
Debt	4,465
of which corporates	1,435
of which	201	Option model	Correlation, in %		(88)	97	17
			Buyback probability, in %	[2]	50	100	68
of which	180	Market comparable	Price, in %		0	124	67
of which	1,051	Discounted cash flow	Credit spread, in bp		9	1,644	361
of which RMBS	612	Discounted cash flow	Discount rate, in %		1	31	9
			Prepayment rate, in %		0	29	8
			Default rate, in %		1	19	3
			Loss severity, in %		0	100	50
of which CMBS	257	Discounted cash flow	Capitalization rate, in %		7	10	8
			Discount rate, in %		0	28	9
			Prepayment rate, in %		0	20	12
			Default rate, in %		0	21	1
			Loss severity, in %		0	35	3
of which CDO	1,421
of which	89	Vendor price	Price, in %		0	100	95
of which	286	Discounted cash flow	Discount rate, in %		3	23	7
			Prepayment rate, in %		0	20	17
			Default rate, in %		0	7	2
			Loss severity, in %		3	100	35
of which	837	Market comparable	Price, in %		93	196	191
Equity	1,566
of which	765	Market comparable	EBITDA multiple		3	13	9
			Price, in %		1	163	51
of which	26	Discounted cash flow	Capitalization rate, in %		7	7	7
			Discount rate, in %		15	15	15
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.
Quantitative information about level 3 assets at fair value (continued)
end of 2014	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Derivatives	6,823
of which interest rate products	1,803	Option model		Correlation, in %		9		100		76
				Prepayment rate, in %		0		33		24
				Volatility skew, in %		(9)		3		(1)
				Mean reversion, in %	[2]	5		10		10
				Credit spread, in bp		229		1,218		1,046
of which equity/index-related products	1,063	Option model		Correlation, in %		(88)		97		8
				Volatility, in %		0		276		27
of which credit derivatives	2,569	Discounted cash flow		Credit spread, in bp		1		6,087		614
				Recovery rate, in %		0		75		20
				Discount rate, in %		1		38		18
				Default rate, in %		1		43		7
				Loss severity, in %		10		100		65
				Correlation, in %		46		97		83
				Prepayment rate, in %		0		9		4
				Funding spread, in bp		51		106		80
Other	4,326
of which	3,493	Market comparable		Price, in %		0		104		50
of which	770	Discounted cash flow		Market implied life expectancy, in years		3		20		9
Trading assets	17,180
Investment securities	3	–		–		–		–		–
Private equity	1,268	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Hedge funds	314	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Other equity investments	1,855
of which private	1,855
of which	337	Discounted cash flow		Contingent probability, in %		69		69		69
of which	1,051	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Life finance instruments	1,834	Discounted cash flow		Market implied life expectancy, in years		2		21		8
Other investments	5,271
Loans	9,353
of which commercial and industrial loans	5,853
of which	5,011	Discounted cash flow		Credit spread, in bp		34		2,528		462
				Recovery rate, in %		0		100		68
of which	650	Market comparable		Price, in %		0		100		82
of which financial institutions	1,494	Discounted cash flow		Credit spread, in bp		60		813		304
Other intangible assets (mortgage servicing rights)	70	–		–		–		–		–
Other assets	7,468
of which loans held-for-sale	6,851
of which	2,654	Vendor price		Price, in %		0		109		99
of which	1,321	Discounted cash flow		Credit spread, in bp		146		2,047		334
				Recovery rate, in %		1		39		30
of which	2,430	Market comparable		Price, in %		0		100		67
Total level 3 assets at fair value	39,422
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.
Quantitative information about level 3 liabilities at fair value
end of 2015	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	254	–	–		–	–	–
Trading liabilities	4,615
of which interest rate derivatives	578	Option model	Basis spread, in bp		(7)	53	25
			Correlation, in %		17	100	75
			Mean reversion, in %	[2]	5	10	8
			Prepayment rate, in %		0	36	9
			Gap risk, in %	[3]	20	20	20
			Funding spread, in bp		218	218	218
of which foreign exchange derivatives	329	Option model	Correlation, in %		(10)	70	54
			Prepayment rate, in %		24	36	30
of which equity/index-related derivatives	1,347	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	26
			Buyback probability, in %	[4]	50	100	59
of which credit derivatives	1,757	Discounted cash flow	Credit spread, in bp		1	1,687	275
			Discount rate, in %		2	50	19
			Default rate, in %		1	33	5
			Recovery rate, in %		8	60	27
			Loss severity, in %		15	100	64
			Correlation, in %		17	95	80
			Funding spread, in bp		51	68	68
			Prepayment rate, in %		0	12	5
Short-term borrowings	72	–	–		–	–	–
Long-term debt	14,123
of which structured notes over two years	9,924	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	28
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	3	1
			Credit spread, in bp		153	182	177
of which non-recourse liabilities	3,197
of which	3,183	Vendor price	Price, in %		0	101	97
of which	14	Market comparable	Price, in %		0	87	9
Other liabilities	2,483
of which failed sales	454
of which	379	Market comparable	Price, in %		0	106	90
of which	68	Discounted cash flow	Credit spread, in bp		571	1,687	1,425
			Discount rate, in %		7	23	15
Total level 3 liabilities at fair value	21,547
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2014	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	100	–	–		–	–	–
Trading liabilities	6,417
of which interest rate derivatives	1,202	Option model	Basis spread, in bp		(11)	85	44
			Correlation, in %		9	100	78
			Mean reversion, in %	[2]	5	10	9
			Prepayment rate, in %		0	33	21
			Gap risk, in %	[3]	20	20	20
of which foreign exchange derivatives	560	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		22	33	28
of which equity/index-related derivatives	1,466	Option model	Correlation, in %		(88)	97	17
			Skew, in %		44	260	110
			Volatility, in %		1	276	27
			Buyback probability, in %	[4]	50	100	68
of which credit derivatives	2,760	Discounted cash flow	Credit spread, in bp		1	6,087	508
			Discount rate, in %		2	34	17
			Default rate, in %		1	43	7
			Recovery rate, in %		0	75	28
			Loss severity, in %		10	100	65
			Correlation, in %		9	94	57
			Funding spread, in bp		51	82	64
			Prepayment rate, in %		0	12	4
Short-term borrowings	95	–	–		–	–	–
Long-term debt	14,608
of which structured notes over two years	10,267
of which	8,002	Option model	Correlation, in %		(88)	99	18
			Volatility, in %		4	276	30
			Buyback probability, in %	[4]	50	100	68
			Gap risk, in %	[3]	0	3	0
of which	515	Discounted cash flow	Credit spread, in bp		228	597	455
of which non-recourse liabilities	2,952
of which	2,766	Vendor price	Price, in %		0	109	99
of which	90	Market comparable	Price, in %		0	100	7
Other liabilities	3,358
of which failed sales	616
of which	450	Market comparable	Price, in %		0	103	63
of which	124	Discounted cash flow	Credit spread, in bp		852	1,286	912
			Recovery rate, in %		39	39	39
Total level 3 liabilities at fair value	24,578
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of	2015							2014
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	2		0		2	0		7		106		113	0
Equity funds	79		1,606	[1]	1,685	0		102		1,842	[2]	1,944	0
Equity funds sold short	0		(6)		(6)	0		0		(42)		(42)	0
Total funds held in trading assets and liabilities	81		1,600		1,681	0		109		1,906		2,015	0
Debt funds	184		76		260	1		296		187		483	1
Equity funds	0		0		0	0		0		0		0	0
Others	0		35		35	0		0		50		50	0
Hedge funds	184		111	[3]	295	1		296		237	[4]	533	1
Debt funds	11		0		11	17		17		0		17	15
Equity funds	428		0		428	114		567		0		567	122
Real estate funds	282		0		282	76		302		0		302	98
Others	312		0		312	141		382		0		382	158
Private equities	1,033		0		1,033	348		1,268		0		1,268	393
Equity method investments [5]	660		196		856	100		1,196		157		1,353	220
Total funds held in other investments [5]	1,877		307		2,184	449		2,760		394		3,154	614
Total fair value [5]	1,958	[6]	1,907	[7]	3,865	449	[8]	2,869	[6]	2,300	[7]	5,169	614	[8]
1
40% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 31% is redeemable on an annual basis with a notice period of more than 60 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 6% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

2
42% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 28% is redeemable on an annual basis with a notice period of more than 60 days, 16% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 14% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

3
87% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, 5% is redeemable on an annual basis with a notice period of more than 60 days, and 3% is redeemable on a monthly basis with a notice period of more than 30 days.

4
87% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, and 11% is redeemable on an annual basis with a notice period of more than 60 days.

5 Prior period has been corrected.
6 Includes CHF 464 million and CHF 612 million attributable to noncontrolling interests in 2015 and 2014, respectively.
7 Includes CHF 9 million and CHF 138 million attributable to noncontrolling interests in 2015 and 2014, respectively.
8 Includes CHF 176 million and CHF 185 million attributable to noncontrolling interests in 2015 and 2014, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes
end of	2015	2014
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	1.4
of which level 2	0.1	1.2
of which level 3	0.0	0.2

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2015			2014
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,628	5,019	(3,391)	1,147	3,816	(2,669)
Financial instruments (CHF million)
Interest-bearing deposits with banks	2	2	0	0	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,565	83,397	168	104,283	104,027	256
Loans	20,820	22,289	(1,469)	22,913	23,782	(869)
Other assets [1]	23,906	30,308	(6,402)	26,088	33,091	(7,003)
Due to banks and customer deposits	(913)	(826)	(87)	(914)	(873)	(41)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(32,398)	(32,381)	(17)	(54,732)	(54,661)	(71)
Short-term borrowings	(3,112)	(3,263)	151	(3,861)	(3,918)	57
Long-term debt	(80,002)	(84,351)	4,349	(80,260)	(80,344)	84
Other liabilities	(984)	(2,619)	1,635	(1,268)	(2,767)	1,499
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	2015		2014		2013
	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	(38)	[2]	9	[1]	10	[1]
of which related to credit risk	1		3		(3)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,279	[1]	913	[1]	1,143	[1]
Other investments	240	[3]	373	[3]	126	[3]
of which related to credit risk	0		5		11
Loans	439	[1]	10	[2]	1,470	[1]
of which related to credit risk	(236)		(151)		26
Other assets	111	[1]	1,302	[1]	2,058	[1]
of which related to credit risk	(511)		387		604
Due to banks and customer deposits	4	[2]	(59)	[2]	0
of which related to credit risk	19		(17)		(5)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	55	[2]	205	[2]	(67)	[1]
Short-term borrowings	439	[2]	152	[2]	(256)	[2]
Long-term debt	5,398	[2]	678	[2]	(2,738)	[2]
of which related to credit risk [4]	224		527		(334)
Other liabilities	314	[3]	(175)	[2]	413	[2]
of which related to credit risk	(95)		(162)		112
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2015 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	39,871	0	39,872	0	39,872
Loans	231,395	4	232,391	6,150	238,545
Other financial assets [1]	150,743	90,740	58,456	1,796	150,992
Financial liabilities
Due to banks and deposits	349,015	197,645	151,774	0	349,419
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,200	0	14,401	0	14,401
Short-term borrowings	5,546	0	5,545	0	5,545
Long-term debt	112,091	0	112,638	778	113,416
Other financial liabilities [2]	63,970	32	63,496	578	64,106
2014 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,925	0	58,925	0	58,925
Loans	230,340	0	232,271	3,678	235,949
Other financial assets [1]	149,925	79,170	69,554	1,482	150,206
Financial liabilities
Due to banks and deposits	379,992	208,759	171,230	0	379,989
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,387	0	15,387	0	15,387
Short-term borrowings	22,061	0	22,064	0	22,064
Long-term debt	92,687	0	92,908	1,201	94,109
Other financial liabilities [2]	84,874	15	84,146	585	84,746
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.